Equity (Tables)	12 Months Ended
Jun. 30, 2023
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
The following table details the components of accumulated other comprehensive loss:

	Pension Plans and Postretirement Plan
	June 30,
	2023	2022	2021
Balance at beginning of period	$(34,740)	$(33,598)	$(31,108)
Other comprehensive loss:
Amounts reclassified from accumulated other comprehensive loss (a)	(971)	(1,385)	(2,951)
Income tax benefit	176	243	461

Other comprehensive loss, total	(795)	(1,142)	(2,490)

Adjustment related to the transfer of pension plans and postretirement plan liabilities as a result of the MSGE Distribution	1,514	—	—

Balance at end of period	$(34,021)	$(34,740)	$(33,598)

(a)
Amounts reclassified from accumulated other comprehensive loss represent curtailments, settlement losses recognized, the amortization of net actuarial gain (loss) and net unrecognized prior service credit included in net periodic benefit cost, which is reflected under Other income (expense), net in the accompanying consolidated and combined statements of operations (see Note 13. Pension Plans and Other Postretirement Benefit Plans).